Convertible Notes Payable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Notes Payable, Net [Abstract]
Schedule of Convertible Notes Payable

The Company’s convertible notes payable consisted of the following:

	Year ended
	December 31
	2025	2024
August 2024 Note	-	515
December 2024 Note	-	500
	-	1,015
Less: debt issuance costs	-	(309)
Convertible notes payable, net	-	706